WorldCommodity Funds, Inc.  ◦  WorldCommodity Asset Management

6075 Roswell Road, Suite 450, Atlanta, GA 30328  Tel  404-437-7420

October 31, 2006

Attention:

Mr. Richard Pforte, Branch Chief

Mr. Larry L. Greene, Senior Counsel

Division of Investment Management

U.S. Securities and Exchange Commission

Washington, D.C. 20549

Re:

WorldCommodity Funds, Inc.

File numbers 811-21802 & 333-1297924

Dear Sirs,

Pursuant to Rule 497, paragraph (j) under the Securities Act of 1933, as amended, the undersigned on behalf of WorldCommodity Funds, Inc., hereby certifies that the form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed materially from that contained in the most recent registration amendment.  Additionally, the undersigned certifies that the text of the most recently filed registration statement amendment has been filed electronically.

Very truly yours,

WorldCommodity Fund

WorldCommodity Funds, Inc.

By: /s/ James M. Llewellyn

James M. Llewellyn, President

Direct dial: 404-437-7420

Enclosure

The fund is responsible for the adequacy and accuracy of the disclosure in the filings.

Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

The fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.